COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2023
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
COMPREHENSIVE LOSS

NOTE 3-COMPREHENSIVE LOSS

Total Comprehensive Loss for the years ended December 31, 2023, 2022 and 2021 consisted of the following:

	Years ended December 31,
	2023	2022	2021
	(in thousands)
Net loss	$(3,851)	$(5,002)	$(5,828)
Other comprehensive loss
Net Change in Foreign currency translation	(2,527)	(6,495)	(3,726)
Total comprehensive loss	$(6,378)	$(11,497)	$(9,554)